John Hancock
Multi-Asset Absolute Return Fund
Quarterly portfolio holdings 10/31/2023

Fund’s investments
As of 10-31-23 (unaudited)
	Shares	Value
Common stocks 85.2%		$312,540,798
(Cost $254,440,644)
Brazil 0.4%		1,403,056
Ambev SA	109,000	278,026
Cia de Saneamento Basico do Estado de Sao Paulo	7,400	85,672
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,251	175,997
CPFL Energia SA	28,400	188,366
Hypera SA	60,600	364,075
M Dias Branco SA	48,100	310,920
Canada 0.6%		2,364,361
Agnico Eagle Mines, Ltd.	837	39,264
B2Gold Corp.	5,700	18,411
Barrick Gold Corp.	2,616	41,804
Kinross Gold Corp.	4,351	22,669
Pan American Silver Corp.	1,247	18,219
Royal Bank of Canada	10,500	838,637
The Toronto-Dominion Bank	23,500	1,312,645
Wheaton Precious Metals Corp.	1,721	72,712
China 1.6%		5,751,924
Alibaba Group Holding, Ltd., ADR (A)	9,638	795,521
Baidu, Inc., ADR (A)	2,660	279,300
Chengdu Xingrong Environment Company, Ltd., Class A	373,294	293,250
China Construction Bank Corp., H Shares	905,000	511,830
China Longyuan Power Group Corp., Ltd., H Shares	735,000	622,198
China Railway Group, Ltd., H Shares	74,000	34,925
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	20,379	120,098
Chinasoft International, Ltd. (A)	310,000	224,911
Henan Shuanghui Investment & Development Company, Ltd., Class A	8,298	29,700
Hengan International Group Company, Ltd.	9,000	30,144
Industrial & Commercial Bank of China, Ltd., H Shares	1,079,000	517,105
Meituan, Class B (A)(B)	650	9,214
Ming Yang Smart Energy Group, Ltd., Class A	233,225	445,830
NetEase, Inc., ADR	1,566	167,437
PICC Property & Casualty Company, Ltd., H Shares	136,000	155,306
Ping An Insurance Group Company of China, Ltd., H Shares	108,500	550,364
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	46,800	43,439
Sinopharm Group Company, Ltd., H Shares	156,800	374,953
Tencent Holdings, Ltd.	5,800	214,651
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Titan Wind Energy Suzhou Company, Ltd., Class A (A)	78,297	142,800
Zhejiang Chint Electrics Company, Ltd., Class A	59,798	188,948
Denmark 3.3%		12,056,249
Novo Nordisk A/S, Class B	124,966	12,056,249
France 2.1%		7,641,614
Sanofi SA	36,071	3,275,472
Vinci SA	39,486	4,366,142
Germany 1.8%		6,434,963
Allianz SE	18,634	4,364,877
Deutsche Post AG	32,365	1,263,643
Deutsche Telekom AG	37,157	806,443
2	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong 0.1%		$539,996
China Everbright Environment Group, Ltd.	246,000	83,979
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
China Overseas Land & Investment, Ltd.	79,000	149,082
China Resources Land, Ltd.	82,000	306,935
India 0.3%		1,292,818
Power Grid Corp. of India, Ltd.	258,254	625,679
UPL, Ltd.	102,729	667,139
Indonesia 0.2%		738,428
Telkom Indonesia Persero Tbk PT	3,368,500	738,428
Ireland 1.9%		6,938,154
Accenture PLC, Class A	20,293	6,028,847
Medtronic PLC	12,887	909,307
Israel 0.6%		2,077,922
Check Point Software Technologies, Ltd. (A)	15,478	2,077,922
Japan 1.6%		5,748,674
Hoya Corp.	13,600	1,309,253
KDDI Corp.	65,400	1,956,424
Nippon Telegraph & Telephone Corp.	2,110,000	2,482,997
Mexico 0.3%		1,106,039
Arca Continental SAB de CV	30,300	271,892
Coca-Cola Femsa SAB de CV	20,245	153,906
Fomento Economico Mexicano SAB de CV	24,100	272,480
Grupo Financiero Banorte SAB de CV, Series O	34,500	279,479
Kimberly-Clark de Mexico SAB de CV, Class A	70,000	128,282
Netherlands 0.1%		482,771
Prosus NV (A)	17,221	482,771
Philippines 0.0%		33,120
PLDT, Inc.	1,550	33,120
South Africa 0.2%		808,986
Gold Fields, Ltd., ADR	1,878	24,452
Naspers, Ltd., N Shares (A)	2,699	421,959
Nedbank Group, Ltd.	14,106	151,944
Standard Bank Group, Ltd.	21,461	210,631
South Korea 1.1%		4,071,255
BNK Financial Group, Inc.	5,714	28,759
Cheil Worldwide, Inc.	9,889	145,609
Hyundai Glovis Company, Ltd.	2,694	341,898
Hyundai Mobis Company, Ltd.	1,871	289,752
LG Corp.	1,587	90,838
Samsung Electronics Company, Ltd.	15,063	749,759
Samsung Fire & Marine Insurance Company, Ltd.	4,575	874,843
SK Square Company, Ltd. (A)	13,549	428,121
SK Telecom Company, Ltd.	28,482	1,038,651
SK Telecom Company, Ltd., ADR	4,098	83,025
Spain 0.8%		2,841,142
Iberdrola SA	255,452	2,841,142
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	3

	Shares	Value
Sweden 0.1%		$323,329
Svenska Handelsbanken AB, A Shares	37,924	323,329
Switzerland 1.9%		6,872,303
Chubb, Ltd.	9,386	2,014,423
Nestle SA	19,967	2,153,217
Roche Holding AG	10,495	2,704,663
Taiwan 1.1%		4,063,283
Taiwan Semiconductor Manufacturing Company, Ltd.	103,000	1,682,249
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	27,587	2,381,034
Thailand 0.1%		524,443
Advanced Info Service PCL	10,400	63,699
Bangkok Bank PCL	14,300	62,664
Thai Beverage PCL	297,700	117,586
Thai Union Group PCL	746,800	280,494
United Kingdom 3.2%		11,697,751
Anglogold Ashanti PLC	1,140	21,043
Diageo PLC	66,587	2,518,057
Reckitt Benckiser Group PLC	60,615	4,055,568
Rightmove PLC	75,904	437,711
St. James’s Place PLC	221,853	1,729,520
Unilever PLC	27,734	1,313,502
Unilever PLC (Euronext Amsterdam Exchange)	34,296	1,622,350
United States 61.8%		226,728,217
Adobe, Inc. (A)	8,090	4,304,365
Advanced Micro Devices, Inc. (A)	8,158	803,563
Akamai Technologies, Inc. (A)	37,317	3,855,966
Alphabet, Inc., Class A (A)	131,066	16,262,673
Automatic Data Processing, Inc.	29,933	6,531,979
AutoZone, Inc. (A)	1,991	4,931,966
Baxter International, Inc.	26,397	856,055
Booking Holdings, Inc. (A)	381	1,062,822
Bristol-Myers Squibb Company	66,933	3,449,057
Cadence Design Systems, Inc. (A)	16,259	3,899,721
Centene Corp. (A)	28,368	1,956,825
Cisco Systems, Inc.	114,169	5,951,630
Colgate-Palmolive Company	32,052	2,407,746
Comcast Corp., Class A	122,631	5,063,434
Conagra Brands, Inc.	91,936	2,515,369
Constellation Brands, Inc., Class A	122	28,566
Costco Wholesale Corp.	153	84,523
CVS Health Corp.	60,945	4,205,814
Duke Energy Corp.	2,610	232,003
eBay, Inc.	94,858	3,721,279
Elevance Health, Inc.	11,632	5,235,447
Eversource Energy	11,336	609,763
Expeditors International of Washington, Inc.	24,138	2,637,077
Fiserv, Inc. (A)	36,891	4,196,351
Fortinet, Inc. (A)	65,433	3,740,805
General Mills, Inc.	13,316	868,736
Global Payments, Inc.	31,488	3,344,655
Hecla Mining Company	2,472	10,061
Intuit, Inc.	794	392,990
Johnson & Johnson	64,135	9,513,786
4	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Kenvue, Inc.	96,674	$1,798,136
Laboratory Corp. of America Holdings	5,522	1,102,909
Marsh & McLennan Companies, Inc.	15,397	2,920,041
Mastercard, Inc., Class A	14,057	5,290,352
McDonald’s Corp.	13,922	3,649,931
Merck & Company, Inc.	13,631	1,399,904
Meta Platforms, Inc., Class A (A)	15,150	4,564,241
Microsoft Corp.	46,941	15,871,222
Mondelez International, Inc., Class A	54,657	3,618,840
Monster Beverage Corp. (A)	108,031	5,520,384
Newmont Corp.	1,058	39,643
NextEra Energy, Inc.	24,072	1,403,398
NIKE, Inc., Class B	49,838	5,121,851
Oracle Corp.	10,951	1,132,333
PayPal Holdings, Inc. (A)	24,813	1,285,313
PepsiCo, Inc.	37,236	6,079,894
Pfizer, Inc.	58,552	1,789,349
Public Service Enterprise Group, Inc.	36,495	2,249,917
Ross Stores, Inc.	20,121	2,333,432
Royal Gold, Inc.	190	19,823
Starbucks Corp.	40,656	3,750,109
Stryker Corp.	6,825	1,844,252
Sysco Corp.	22,727	1,511,118
Texas Roadhouse, Inc.	35,385	3,592,993
The Cigna Group	18,030	5,574,876
The Coca-Cola Company	165,353	9,340,791
The Estee Lauder Companies, Inc., Class A	8,282	1,067,301
The Hershey Company	23,902	4,478,040
The Procter & Gamble Company	26,357	3,954,341
The TJX Companies, Inc.	36,317	3,198,438
The Toro Company	30,172	2,439,104
UnitedHealth Group, Inc.	4,125	2,209,185
Verizon Communications, Inc.	55,144	1,937,209
Visa, Inc., Class A	33,648	7,910,645
W.W. Grainger, Inc.	2,839	2,071,987
Walgreens Boots Alliance, Inc.	521	10,983
Walmart, Inc.	432	70,593

Waste Management, Inc.	11,564	1,900,312
Preferred securities 0.0%		$83,803
(Cost $95,837)
Brazil 0.0%		83,803
Banco Bradesco SA	30,201	83,803

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 4.2%				$15,514,513
(Cost $16,247,843)
U.S. Government 4.2%				15,514,513
U.S. Treasury
Note	0.625	05-15-30	1,391,600	1,060,823
Note (D)	0.625	08-15-30	1,204,500	909,868
Note (D)	0.875	11-15-30	1,271,500	972,052
Note (D)	1.250	08-15-31	1,225,000	938,273
Note	1.625	05-15-31	1,386,900	1,104,265
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	5

	Rate (%)	Maturity date		Par value^	Value
U.S. Government (continued)
Note	1.750	11-15-29		899,500	$755,088
Note (D)	1.875	02-15-32		2,260,500	1,796,479
Note (D)	2.375	05-15-29		2,228,000	1,957,420
Note	2.625	02-15-29		331,400	296,732
Note (D)	2.875	05-15-32		2,208,400	1,894,997
Note (D)	3.125	11-15-28		819,200	755,360
Note	3.375	05-15-33		1,124,900	994,658
Note (D)	3.500	02-15-33		507,300	454,113

Note (D)	4.125	11-15-32		1,724,200	1,624,385
Foreign government obligations 0.1%					$133,837
(Cost $145,924)
France 0.1%					133,837
Caisse Francaise de Financement Local
Bond	0.010	10-19-35	EUR	200,000	133,837
Corporate bonds 3.0%					$11,080,129
(Cost $12,244,974)
Austria 0.1%					172,107
Erste Group Bank AG	0.010	09-11-29	EUR	200,000	172,107
Canada 0.0%					91,486
Federation des Caisses Desjardins	0.050	11-26-27	EUR	100,000	91,486
Denmark 2.3%					8,463,116
Nykredit Realkredit A/S	1.000	07-01-25	DKK	3,900,000	530,216
Nykredit Realkredit A/S	2.500	10-01-53	DKK	1,539,733	180,151
Nykredit Realkredit A/S	4.000	10-01-53	DKK	14,099,522	1,866,944
Nykredit Realkredit A/S	5.000	10-01-53	DKK	2,479,378	343,238
Nykredit Realkredit A/S	5.000	10-01-53	DKK	12,920,205	1,798,709
Realkredit Danmark A/S	1.000	04-01-24	DKK	300,000	42,043
Realkredit Danmark A/S	1.000	04-01-26	DKK	7,300,000	976,177
Realkredit Danmark A/S	1.500	10-01-53	DKK	26,186,286	2,725,638
France 0.5%					1,699,563
AXA Home Loan SFH SA	0.010	10-16-29	EUR	900,000	773,774
BPCE SFH SA	0.010	01-21-27	EUR	800,000	756,162
BPCE SFH SA	0.625	05-29-31	EUR	200,000	169,627
Japan 0.0%					85,825
Sumitomo Mitsui Banking Corp.	0.409	11-07-29	EUR	100,000	85,825
New Zealand 0.0%					161,993
ASB Bank, Ltd.	0.250	05-21-31	EUR	200,000	161,993
United Kingdom 0.1%					406,039
Santander UK PLC	0.500	01-10-25	EUR	400,000	406,039

Total investments (Cost $283,175,222) 92.5%	$339,353,080
Other assets and liabilities, net 7.5%	27,433,424
Total net assets 100.0%	$366,786,504

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
DKK	Danish Krone
EUR	Euro

6	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
The fund had the following portfolio composition as a percentage of net assets on 10-31-23:
Common stocks	85.2%
Health care	16.4%
Consumer staples	15.6%
Information technology	14.5%
Financials	10.6%
Communication services	9.9%
Consumer discretionary	9.0%
Industrials	6.3%
Utilities	2.6%
Materials	0.2%
Real estate	0.1%
U.S. Government and Agency obligations	4.2%
Corporate bonds	3.0%
Foreign government obligations	0.1%
Other assets and liabilities, net	7.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	7

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	304	Long	Dec 2023	$33,144,840	$32,238,250	$(906,590)
2-Year U.S. Treasury Note Futures	172	Long	Jan 2024	35,020,813	34,821,938	(198,875)
5-Year U.S. Treasury Note Futures	1,090	Long	Jan 2024	116,016,465	113,853,906	(2,162,559)
Canadian 10-Year Bond Futures	45	Long	Dec 2023	3,851,988	3,727,528	(124,460)
CBOE Volatility Index Futures	8	Long	Dec 2023	164,728	148,805	(15,923)
ASX SPI 200 Index Futures	44	Short	Dec 2023	(5,043,876)	(4,757,488)	286,388
Euro STOXX 50 Index Futures	286	Short	Dec 2023	(12,843,328)	(12,358,865)	484,463
Euro-Bund Futures	121	Short	Dec 2023	(16,893,867)	(16,471,077)	422,790
FTSE 100 Index Futures	65	Short	Dec 2023	(6,020,813)	(5,802,076)	218,737
Long Gilt Futures	32	Short	Dec 2023	(3,694,430)	(3,620,682)	73,748
MSCI Emerging Markets Index Futures	224	Short	Dec 2023	(11,065,092)	(10,291,680)	773,412
Nasdaq 100 E-Mini Index Futures	2	Short	Dec 2023	(589,925)	(579,610)	10,315
Nikkei 225 Mini Index Futures	382	Short	Dec 2023	(8,203,083)	(7,902,101)	300,982
S&P 500 E-Mini Index Futures	427	Short	Dec 2023	(95,746,453)	(89,931,538)	5,814,915
						$4,977,343
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	83,000	CAD	72,047	BNP	11/15/2023	$711	—
AUD	644,000	CAD	562,638	BOA	11/15/2023	2,909	—
AUD	839,151	EUR	502,000	GSI	11/15/2023	1,092	—
AUD	10,148,000	JPY	964,606,469	BNP	11/15/2023	62,433	—
AUD	422,000	JPY	40,193,031	BARC	11/15/2023	2,065	—
AUD	513,000	JPY	48,628,162	GSI	11/15/2023	4,045	—
AUD	1,048,000	SEK	7,335,466	GSI	11/15/2023	7,582	—
AUD	380,124	USD	243,827	BNP	11/15/2023	—	$(2,588)
AUD	911,100	USD	586,884	BOA	11/15/2023	—	(8,669)
AUD	121,254	USD	77,186	BARC	11/15/2023	—	(234)
AUD	872,673	USD	561,681	GSI	11/15/2023	—	(7,854)
CAD	182,295	AUD	209,000	BOA	11/15/2023	—	(1,161)
CAD	235,592	GBP	140,000	BNP	11/15/2023	—	(259)
CAD	531,000	JPY	58,027,557	BNP	11/15/2023	—	(692)
CAD	1,349,598	USD	994,921	BNP	11/15/2023	—	(21,541)
CAD	351,255	USD	258,743	BOA	11/15/2023	—	(5,405)
CAD	251,943	USD	186,013	BARC	11/15/2023	—	(4,302)
CAD	5,861,279	USD	4,351,711	GSI	11/15/2023	—	(124,339)
CHF	237,376	USD	264,808	BNP	11/15/2023	—	(3,473)
CHF	336,098	USD	386,936	BOA	11/15/2023	—	(16,914)
CHF	391,709	USD	435,263	BARC	11/15/2023	—	(4,018)
CHF	1,699,931	USD	1,890,586	GSI	11/15/2023	—	(19,077)
DKK	60,028,214	USD	8,608,118	BNP	11/15/2023	—	(92,142)
DKK	7,250,706	USD	1,038,686	BOA	11/15/2023	—	(10,056)
DKK	6,743,509	USD	974,306	GSI	11/15/2023	—	(17,630)
EUR	164,000	AUD	271,535	GSI	11/15/2023	1,300	—
EUR	3,378,000	JPY	530,882,358	BNP	11/15/2023	66,139	—
EUR	398,000	JPY	62,969,203	BOA	11/15/2023	5,015	—
EUR	308,000	JPY	48,140,378	BARC	11/15/2023	7,779	—
EUR	213,000	JPY	33,449,119	GSI	11/15/2023	4,340	—
EUR	11,237,620	USD	12,013,694	BNP	11/15/2023	—	(116,560)
EUR	16,380,224	USD	17,943,296	BOA	11/15/2023	—	(601,749)
8	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	25,083,050	USD	26,783,146	BARC	11/15/2023	—	$(228,020)
EUR	2,766,786	USD	2,946,322	GSI	11/15/2023	—	(17,159)
GBP	83,330	EUR	96,000	BNP	11/15/2023	—	(342)
GBP	972,000	JPY	175,268,260	BNP	11/15/2023	$22,666	—
GBP	475,000	SEK	6,532,372	BOA	11/15/2023	—	(8,143)
GBP	256,000	SEK	3,417,674	GSI	11/15/2023	4,837	—
GBP	874,724	USD	1,072,996	BNP	11/15/2023	—	(9,728)
GBP	124,756	USD	156,612	BOA	11/15/2023	—	(4,965)
GBP	862,647	USD	1,056,971	BARC	11/15/2023	—	(8,383)
GBP	2,816,086	USD	3,463,349	GSI	11/15/2023	—	(40,265)
JPY	60,743,123	AUD	652,000	BOA	11/15/2023	—	(12,157)
JPY	17,474,708	CAD	164,000	BOA	11/15/2023	—	(2,743)
JPY	5,468,636	CAD	50,000	BARC	11/15/2023	96	—
JPY	105,370,847	EUR	671,000	BARC	11/15/2023	—	(13,684)
JPY	76,962,598	NOK	5,635,000	GSI	11/15/2023	4,222	—
JPY	87,764,399	USD	592,337	BNP	11/15/2023	—	(12,053)
JPY	371,907,962	USD	2,524,071	BOA	11/15/2023	—	(65,075)
JPY	277,514,206	USD	1,893,616	BARC	11/15/2023	—	(58,736)
JPY	11,827,585,283	USD	83,332,956	GSI	11/15/2023	—	(5,130,843)
NOK	3,965,864	EUR	347,000	GSI	11/15/2023	—	(12,202)
NOK	4,221,000	SEK	4,361,061	BOA	11/15/2023	—	(12,891)
NOK	10,449,000	SEK	10,757,995	GSI	11/15/2023	—	(28,530)
NOK	79,330	USD	7,587	BOA	11/15/2023	—	(483)
NZD	692,000	CAD	550,538	BNP	11/15/2023	6,108	—
NZD	4,942,000	JPY	434,182,770	GSI	11/15/2023	8,584	—
NZD	644,000	SEK	4,177,492	BARC	11/15/2023	762	—
NZD	1,021,000	SEK	6,580,752	GSI	11/15/2023	4,995	—
NZD	911,000	USD	545,751	BOA	11/15/2023	—	(14,980)
SEK	22,330,000	JPY	296,076,686	BNP	11/15/2023	43,934	—
SEK	3,960,524	NZD	607,000	BOA	11/15/2023	1,348	—
SEK	1,960,025	USD	176,582	BNP	11/15/2023	—	(895)
SEK	52,282,424	USD	4,839,859	BOA	11/15/2023	—	(153,533)
SEK	351,690	USD	32,120	BARC	11/15/2023	—	(596)
SEK	101,226	USD	9,322	GSI	11/15/2023	—	(249)
USD	31,447,919	AUD	48,033,967	BNP	11/15/2023	963,967	—
USD	123,348	AUD	192,211	BOA	11/15/2023	1,365	—
USD	371,320	AUD	578,833	BARC	11/15/2023	3,973	—
USD	1,214,580	AUD	1,891,242	GSI	11/15/2023	14,335	—
USD	20,664	CAD	28,101	BNP	11/15/2023	397	—
USD	22,538,427	CAD	30,301,226	BOA	11/15/2023	684,062	—
USD	124,413	CAD	168,502	BARC	11/15/2023	2,883	—
USD	2,653,000	CAD	3,578,649	GSI	11/15/2023	71,946	—
USD	75,279	CHF	65,729	BNP	11/15/2023	2,916	—
USD	7,674,605	CHF	6,662,499	BOA	11/15/2023	339,645	—
USD	379,282	CHF	337,702	GSI	11/15/2023	7,495	—
USD	29,887,864	DKK	202,505,705	BNP	11/15/2023	1,159,143	—
USD	1,907,345	DKK	13,377,223	BOA	11/15/2023	9,569	—
USD	497,897	DKK	3,451,738	BARC	11/15/2023	8,212	—
USD	1,354,093	EUR	1,260,903	BNP	11/15/2023	19,190	—
USD	174,951,038	EUR	159,161,728	BOA	11/15/2023	6,448,415	—
USD	5,535,881	EUR	5,205,510	BARC	11/15/2023	24,870	—
USD	2,723,933	EUR	2,547,703	GSI	11/15/2023	26,710	—
USD	3,103,051	GBP	2,521,013	BNP	11/15/2023	38,641	—
USD	20,587,944	GBP	16,232,917	BOA	11/15/2023	856,073	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	9

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,411,006	GBP	1,137,916	BARC	11/15/2023	$27,813	—
USD	361,690	GBP	289,765	GSI	11/15/2023	9,467	—
USD	1,594,827	JPY	234,020,474	BNP	11/15/2023	47,521	—
USD	964,750	JPY	139,607,974	BOA	11/15/2023	41,684	—
USD	864,360	JPY	127,252,541	BARC	11/15/2023	22,987	—
USD	8,970,859	JPY	1,277,147,318	GSI	11/15/2023	526,564	—
USD	4,032,372	NOK	42,195,552	BOA	11/15/2023	253,547	—
USD	16,119,029	NZD	26,808,474	BOA	11/15/2023	499,749	—
USD	18,828	SEK	207,078	BNP	11/15/2023	267	—
USD	5,359,604	SEK	57,900,999	BOA	11/15/2023	169,658	—
USD	30,531	SEK	335,207	BARC	11/15/2023	485	—
USD	5,032,935	SEK	54,161,210	GSI	11/15/2023	178,204	—
USD	11,104	ZAR	214,300	BNP	1/26/2024	—	$(307)
USD	10,518	ZAR	198,684	BOA	1/26/2024	—	(62)
USD	25,109	ZAR	482,505	GSI	1/26/2024	—	(585)
ZAR	31,894	USD	1,677	BNP	1/26/2024	22	—
						$12,724,737	$(6,896,272)
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.41	403,000	USD	$403,000	5.000%	Quarterly	Dec 2028	$3,457	$(3,392)	$65
Centrally cleared	CDX.NA.HY.41	403,000	USD	403,000	5.000%	Quarterly	Dec 2028	4,421	(4,356)	65
Centrally cleared	CDX.NA.HY.41	404,000	USD	404,000	5.000%	Quarterly	Dec 2028	4,533	(4,468)	65
Centrally cleared	CDX.NA.HY.41	403,000	USD	403,000	5.000%	Quarterly	Dec 2028	4,341	(4,276)	65
Centrally cleared	CDX.NA.HY.41	403,000	USD	403,000	5.000%	Quarterly	Dec 2028	4,190	(4,125)	65
				$2,016,000				$20,942	$(20,617)	$325

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
OTC	Over-the-counter
10	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2023, by major security category or type:
	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$1,403,056	$1,403,056	—	—
Canada	2,364,361	2,364,361	—	—
China	5,751,924	1,242,258	$4,509,666	—
Denmark	12,056,249	—	12,056,249	—
France	7,641,614	—	7,641,614	—
Germany	6,434,963	—	6,434,963	—
Hong Kong	539,996	—	539,996	—
India	1,292,818	—	1,292,818	—
Indonesia	738,428	—	738,428	—
Ireland	6,938,154	6,938,154	—	—
Israel	2,077,922	2,077,922	—	—
|	11

	Total value at 10-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Japan	$5,748,674	—	$5,748,674	—
Mexico	1,106,039	$1,106,039	—	—
Netherlands	482,771	—	482,771	—
Philippines	33,120	—	33,120	—
South Africa	808,986	24,452	784,534	—
South Korea	4,071,255	83,025	3,988,230	—
Spain	2,841,142	—	2,841,142	—
Sweden	323,329	—	323,329	—
Switzerland	6,872,303	2,014,423	4,857,880	—
Taiwan	4,063,283	2,381,034	1,682,249	—
Thailand	524,443	—	524,443	—
United Kingdom	11,697,751	—	11,697,751	—
United States	226,728,217	226,728,217	—	—
Preferred securities	83,803	83,803	—	—
U.S. Government and Agency obligations	15,514,513	—	15,514,513	—
Foreign government obligations	133,837	—	133,837	—
Corporate bonds	11,080,129	—	11,080,129	—
Total investments in securities	$339,353,080	$246,446,744	$92,906,336	—
Derivatives:
Assets
Futures	$8,385,750	$8,385,750	—	—
Forward foreign currency contracts	12,724,737	—	$12,724,737	—
Swap contracts	325	—	325	—
Liabilities
Futures	(3,408,407)	(3,408,407)	—	—
Forward foreign currency contracts	(6,896,272)	—	(6,896,272)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
12	|